EDGAR


                                   July1, 1999

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Filing Pursuant to Rule 497(e); John Hancock Growth Funds Prospectus
          John Hancock Investment Trust III
           John Hancock Large Cap Growth Fund
           John Hancock Mid Cap Growth Fund
         File Nos. 811-4630; 33-4559

Gentlemen:

         Enclosed herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933 as amended, is an edgarized prospectus for the above captioned funds dated July 1, 1999, marked to show changes.

         If you have any question or comment regarding this filing, please contact the undersigned at (617) 375-1706.

                                            Sincerely,


                                            /s/Marilyn Lutzer
                                            -----------------
                                            Marilyn Lutzer
                                            Manager-State and Federal Compliance